Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Equipment and Software (Details)	Dec. 31, 2025
Schedule of Estimated Useful Lives of Property, Equipment and Software [Line Items]
Estimated useful lives	Shorter of remaining lease term or useful life
Building [Member]
Schedule of Estimated Useful Lives of Property, Equipment and Software [Line Items]
Estimated useful lives	20 years
Computer equipment [Member]
Schedule of Estimated Useful Lives of Property, Equipment and Software [Line Items]
Estimated useful lives	3 years
Office equipment [Member]
Schedule of Estimated Useful Lives of Property, Equipment and Software [Line Items]
Estimated useful lives	5 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives of Property, Equipment and Software [Line Items]
Estimated useful lives	5 years
Computer software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Equipment and Software [Line Items]
Estimated useful lives	3 years
Computer software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Equipment and Software [Line Items]
Estimated useful lives	10 years